Revenue from Operations - Summary of Disaggregated Revenues From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	$ 13,561	$ 12,780	$ 11,799
Digital
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	6,577	5,008	3,685
Core
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	6,984	7,772	8,114
Operating Segments | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	4,399	4,029	3,778
Operating Segments | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,991	1,976	1,935
Operating Segments | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,703	1,687	1,488
Operating Segments | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,692	1,652	1,483
Operating Segments | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,275	1,285	1,163
Operating Segments | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,155	981	882
Operating Segments | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	927	822	743
Operating Segments | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	419	348	327
Operating Segments | Digital | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2,100	1,626	1,180
Operating Segments | Digital | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,040	867	673
Operating Segments | Digital | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	874	681	516
Operating Segments | Digital | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	821	631	437
Operating Segments | Digital | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	617	489	347
Operating Segments | Digital | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	562	357	297
Operating Segments | Digital | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	408	260	185
Operating Segments | Digital | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	155	97	50
Operating Segments | Core | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2,299	2,403	2,598
Operating Segments | Core | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	951	1,109	1,262
Operating Segments | Core | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	829	1,006	972
Operating Segments | Core | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	871	1,021	1,046
Operating Segments | Core | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	658	796	816
Operating Segments | Core | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	593	624	585
Operating Segments | Core | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	519	562	558
Operating Segments | Core | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	264	251	277
North America
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	8,320	7,855	7,141
North America | Operating Segments | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2,636	2,358	2,290
North America | Operating Segments | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,313	1,298	1,255
North America | Operating Segments | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	916	1,033	796
North America | Operating Segments | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	935	908	838
North America | Operating Segments | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	692	722	619
North America | Operating Segments | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,086	920	844
North America | Operating Segments | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	638	537	438
North America | Operating Segments | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	104	79	61
Europe
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	3,280	3,085	2,847
Europe | Operating Segments | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	865	842	698
Europe | Operating Segments | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	562	558	548
Europe | Operating Segments | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	390	271	271
Europe | Operating Segments | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	605	592	507
Europe | Operating Segments | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	535	503	499
Europe | Operating Segments | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	22	27	15
Europe | Operating Segments | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	272	267	287
Europe | Operating Segments | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	29	25	22
INDIA
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	392	333	292
INDIA | Operating Segments | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	212	184	172
INDIA | Operating Segments | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	8	7	3
INDIA | Operating Segments | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	31	27	8
INDIA | Operating Segments | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	5	2
INDIA | Operating Segments | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	7	12	12
INDIA | Operating Segments | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	40	29	20
INDIA | Operating Segments | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	2	6	2
INDIA | Operating Segments | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	87	66	75
Rest of the World
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	1,569	1,507	1,519
Rest of the World | Operating Segments | Financial Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	686	645	618
Rest of the World | Operating Segments | Retail
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	108	113	129
Rest of the World | Operating Segments | Communication
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	366	356	413
Rest of the World | Operating Segments | Energy, Utilities, resources and Services
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	147	150	138
Rest of the World | Operating Segments | Manufacturing
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	41	48	33
Rest of the World | Operating Segments | Hi Tech
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	7	5	3
Rest of the World | Operating Segments | Life Science
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	15	12	16
Rest of the World | Operating Segments | Others
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	$ 199	$ 178	$ 169